UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
California Tax-Free Income Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 96.8%				$232,251,691

(Cost $218,355,616)

California 91.5%				219,497,874

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	1,062,630
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,132,670
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08/01/43	2,000,000	2,074,500
Anaheim Certificates of Participation
Convention Center (D) (P) (S)	11.725	07/16/23	2,000,000	2,018,480
Anaheim Public Financing Authority
Public Improvement Project, Series C (D) (Z)	Zero	09/01/18	3,000,000	2,811,120
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,196,290
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,752,239
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	4,999,400
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	3,585,000	3,572,954
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	600,000	593,274
California Educational Facilities Authority
Prerefunded College and University Funding Program	5.000	02/01/26	1,130,000	1,279,397
California Educational Facilities Authority
Unrefunded College and University Funding Program	5.000	02/01/26	3,395,000	3,402,197
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,802,826
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	1,963,400
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,538,424
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,012,440
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,162,800
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	1,053,030
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,112,460
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,097,960
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,574,200
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,304,000
California State Public Works Board
Various Capital Projects, Series A	5.000	04/01/37	1,000,000	1,045,980
California State University
College and University Revenue, Series A	5.250	11/01/34	1,000,000	1,119,460
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,107,580
California Statewide Communities Development Authority
Insured-Redwoods Project (D)	5.375	11/15/44	1,500,000	1,570,380

1

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	$1,700,000	$1,873,706
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	2,000,000	1,180,000
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,274,944
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,456,775
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,921,160
Center Unified School District, Series C (D)(Z)	Zero	09/01/16	2,145,000	2,080,350
City of San Mateo	5.500	09/01/44	2,000,000	2,072,820
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,371,050
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,234,428
Corona Community Facilities District
No. 97-2	5.875	09/01/23	910,000	917,753
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	2,958,325
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	1,034,920
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	5,000,000	5,190,500
Fresno Sewer System Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,125,910
Golden State Tobacco Securitization Corp., Series A (D)	5.000	06/01/35	12,750,000	12,782,895
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,554,300
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,121,150
Laguna Salada Union School District, Series C (D)(Z)	Zero	08/01/26	1,000,000	597,730
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/19	1,730,000	1,609,765
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/22	1,380,000	1,128,481
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,200,219
Long Beach Special Tax Community Facilities
District 6-Pike Project	6.250	10/01/26	2,480,000	2,481,686
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,667,600
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09/01/22	605,000	612,417
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	3,153,600
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	3,062,430
Morgan Hill Redevelopment Agency Successor Agency	5.000	09/01/33	1,750,000	1,871,555
Oakland Unified School District/Alameda County	6.625	08/01/38	1,000,000	1,146,410
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,365,000	1,370,979
Paramount Unified School District, Series B (D)(Z)	Zero	09/01/25	4,735,000	2,943,607
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	430,000	478,775
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,530,000	1,431,101
Riverside County Transportation Commission, Series A	5.750	06/01/48	1,000,000	1,033,820
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	466,386
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	4,855,000	5,046,044
San Bruno Park School District
School Improvements, Series B (D) (Z)	Zero	08/01/21	1,015,000	814,812
San Diego County Regional Airport Authority, Series A	5.000	07/01/44	1,000,000	1,040,080

2

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	$1,000,000	$1,035,060
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	1,000,890
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,395,377
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/17	1,600,000	1,394,640
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/18	1,700,000	1,387,047
San Diego Unified School District, Election of 1998, Series A
(D)(Z)	Zero	07/01/21	2,500,000	2,034,750
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,255,263
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,084,170
San Francisco City & County Redevelopment Financing
Authority
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,114,980
San Francisco City & County Redevelopment Financing
Authority
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	772,989
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	3,062,074
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/22	6,500,000	5,441,345
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	5,003,350
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	2,059,009
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/19	1,790,000	2,117,731
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/24	10,000,000	11,167,500
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D) (Z)	Zero	09/01/20	1,275,000	1,042,300
Santa Margarita Water District	5.625	09/01/43	775,000	801,218
South Orange County Public Financing Authority	5.000	08/15/33	1,000,000	1,049,970
South Orange County Public Financing Authority	5.000	08/15/34	450,000	471,065
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,196,380
State of California	5.000	09/01/41	1,500,000	1,579,545
State of California	5.000	10/01/41	2,000,000	2,107,000
State of California	5.000	04/01/43	5,000,000	5,291,750
State of California	5.000	11/01/43	2,000,000	2,122,760
State of California
Public Improvements	5.125	04/01/23	2,000,000	2,008,800
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	6,108,350
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,269,240
Stockton Public Financing Authority	6.250	10/01/40	1,150,000	1,264,851
Successor Agency To The San Francisco City & County
Redevelo	5.000	08/01/43	1,000,000	1,012,940

3

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	$2,000,000	$2,003,060
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,144,090
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	1,528,000	1,586,736
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,443,070

Puerto Rico 5.3%				12,753,817

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	5,730,000
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	944,638
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	80,000	64,674
Puerto Rico Highway & Transportation Authority
Prerefunded, Series Z (D)	6.250	07/01/14	940,000	959,543
Puerto Rico Highway & Transportation Authority
Unrefunded, Series Z (D)	6.250	07/01/14	2,310,000	2,310,277
Puerto Rico Industrial Tourist Education Medical &
Environment Authority
Hospital de la Concepcion	6.500	11/15/20	500,000	502,695
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,241,990

			Par value	Value

Short-Term Investments 2.1%				$5,163,000

(Cost $5,163,000)

Repurchase Agreement 2.1%
Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $4,930,016 on 3-3-14, collateralized by
$5,021,100 U.S. Treasury Notes, 0.250% due 9-30-15 (valued at
$5,028,662, including interest)			$4,930,000	4,930,000
Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $233,000 on 3-3-14, collateralized by
$240,000 Federal Home Loan Discount Note, 0.010% due 3-26-14
(valued at $239,880, including interest)			233,000	233,000

Total investments (Cost $223,518,616)† 98.9%				$237,414,691

Other assets and liabilities, net 1.1%				$2,524,937

Total net assets 100.0%				$239,939,628

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

4

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

National Public Finance Guarantee Corp.	18.0%
Assured Guaranty Municipal Corp.	7.2%
Financial Guaranty Insurance Company	5.4%
Ambac Financial Group, Inc.	4.1%
California Mortgage Insurance	1.1%
Assured Guaranty Corp.	0.5%

Total	36.3%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $221,727,408. Net unrealized appreciation aggregated $15,687,283, of which $17,723,047 related to appreciated investment securities and $2,035,764 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 2-28-14:

General Obligation	18.4%
Revenue Bonds
Other Revenue	19.5%
Facilities	16.4%
Tobacco	12.5%
Transportation	10.1%
Education	8.8%
Health Care	7.5%
Utilities	1.4%
Water & Sewer	1.3%
Pollution	0.9%
Short-Term Investments & Other	3.2%

Total	100.0%

5

California Tax-Free Income Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

53Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014